Average Annual Total Returns{- Fidelity Advisor® Value Leaders Fund} - 10.31 Fidelity Advisor Value Leaders Fund - AMCI PRO-11 - Fidelity Advisor® Value Leaders Fund	Fidelity Advisor Value Leaders Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Value Leaders Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Value Leaders Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Value Leaders Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Value Leaders Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Value Leaders Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Value Leaders Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Value Leaders Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Value Leaders Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Value Leaders Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Value Leaders Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Value Leaders Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Value Leaders Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Value Leaders Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Value Leaders Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Value Leaders Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Value Leaders Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Value Leaders Fund - Class I Return Before Taxes Past 10 years	RS005 Past 1 year	RS005 Past 5 years	RS005 Past 10 years
Total	(11.01%)	4.34%	6.74%	(11.14%)	3.79%	6.34%	(6.43%)	3.35%	5.42%	(9.07%)	4.59%	6.73%	(7.21%)	4.81%	6.58%	(5.27%)	5.89%	7.69%	2.80%	9.74%	10.50%